INCOME TAXES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
Loss before income tax	$ (38,627)	$ (6,781)
Tax using BVI tax rate of 0%
Effect of tax rates in other countries	$ (273)	$ (24)
Derecognition of deferred tax assets	(156)	23
Nondeductible expenses
Utilization of losses not previously benefitted
Income tax effects related to equity compensation	429
Foreign currency effect and other		(2)
Income tax in the statement of loss		$ (3)